Revenues	6 Months Ended
Jun. 30, 2025
Revenues
Revenues

3.Revenues

The following table presents the Company’s revenues disaggregated by revenue category.

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue
On-demand delivery solution services	1,499,091	1,039,194	145,066
Mobility service solutions	100,491	57,442	8,019
Housekeeping services	15,973	21,972	3,067
Others	4,383	12,787	1,785
Total revenues	1,619,938	1,131,395	157,937